Related party transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Accounting fees	$ 32,702	$ 31,132
Directors' fees	66,000	71,427
Management fees	228,000	160,500
Stock-based compensation	473,963	355,333
Key management personnel compensation	$ 800,665	$ 618,392